UPRIGHT GROWTH FUND

CERTIFICATION PURSUANT TO TULE 497(j)

February 6, 2012

The undersigned, on behalf of the Upright Growth Fund (the “Registrant”), hereby certifies that the form of Prospectus and Statement of Additional Information, each dated January 27, 2012, that would have been filed under Rule 497(c ) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ David Y.S. Chiueh

by: David Y.S. Chiueh

President and Trustee